Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

	As at 30.06.23	As at 31.12.22
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	18,720	17,760
Performance guarantees, acceptances and endorsements	6,777	6,445
Total	25,497	24,205

Commitments
Documentary credits and other short-term trade related transactions	1,356	1,748
Standby facilities, credit lines and other commitments	380,197	393,760
Total	381,553	395,508